Derivative financial instruments - Disclosure of Fair Value Measurement of Derivative Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Disclosure of detailed information about hedges [line items]
Current assets - Other financial assets	¥ 4,215,457	¥ 2,143,602	¥ 2,640,392
Non-current assets - Other financial assets	9,083,914	7,901,517	7,769,740
Total	13,299,371	10,045,118	10,410,133
Total derivative assets	282,364	503,826	200,333
Current liabilities - Other financial liabilities	(763,875)	(538,740)	(475,302)
Non-current liabilities - Other financial liabilities	(323,432)	(360,588)	(189,957)
Total	(1,087,307)	(899,328)	(665,259)
Total derivative liabilities	(425,980)	(437,369)	(231,915)
At fair value [Member] | Interest rate and currency swap [Member] | Derivative not designated as hedge [Member]
Disclosure of detailed information about hedges [line items]
Current assets - Other financial assets	37,852	105,724	74,971
Non-current assets - Other financial assets	236,023	372,786	114,642
Total	273,876	478,510	189,613
Current liabilities - Other financial liabilities	(89,681)	(76,568)	(28,911)
Non-current liabilities - Other financial liabilities	(226,434)	(343,557)	(189,157)
Total	(316,115)	(420,125)	(218,068)
At fair value [Member] | Foreign exchange forward and option contracts [Member] | Derivative not designated as hedge [Member]
Disclosure of detailed information about hedges [line items]
Current assets - Other financial assets	8,488	25,316	10,720
Non-current assets - Other financial assets	0
Total	8,488	25,316	10,720
Current liabilities - Other financial liabilities	(109,865)	(17,245)	(13,847)
Non-current liabilities - Other financial liabilities	0
Total	¥ (109,865)	¥ (17,245)	¥ (13,847)